Net interest income (Tables)	6 Months Ended
Jun. 30, 2011
Net interest income
Net interest income

	in			% change		in		% change

	2Q11	1Q11	2Q10	QoQ	YoY	6M11	6M10	YoY

Net interest income (CHF million)

Loans	1,253	1,222	1,371	3	(9)	2,475	2,717	(9)

Investment securities	23	31	22	(26)	5	54	49	10

Trading assets	4,159	2,677	5,085	55	(18)	6,836	8,039	(15)

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	870	707	656	23	33	1,577	1,208	31

Other	777	815	925	(5)	(16)	1,592	1,852	(14)

Interest and dividend income	7,082	5,452	8,059	30	(12)	12,534	13,865	(10)

Deposits	(427)	(404)	(398)	6	7	(831)	(766)	8

Short-term borrowings	(14)	(18)	(17)	(22)	(18)	(32)	(32)	0

Trading liabilities	(3,264)	(1,376)	(4,305)	137	(24)	(4,640)	(5,745)	(19)

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(505)	(343)	(365)	47	38	(848)	(716)	18

Long-term debt	(1,422)	(1,470)	(1,696)	(3)	(16)	(2,892)	(3,313)	(13)

Other	(73)	(88)	(76)	(17)	(4)	(161)	(144)	12

Interest expense	(5,705)	(3,699)	(6,857)	54	(17)	(9,404)	(10,716)	(12)

Net interest income	1,377	1,753	1,202	(21)	15	3,130	3,149	(1)